Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 6,946	$ 7,124	$ 6,253
Other Comprehensive Income (Loss)
Changes in unrealized gains and losses on investment securities available-for-sale	1,693	(656)	178
Unrealized gains and losses on held-to-maturity investment securities transferred to available-for-sale	141
Changes in unrealized gains and losses on derivative hedges	(229)	39	(5)
Foreign currency translation	26	3	(2)
Changes in unrealized gains and losses on retirement plans	(380)	(302)	(41)
Reclassification to earnings of realized gains and losses	20	93	77
Income taxes related to other comprehensive income (loss)	(322)	205	(76)
Total other comprehensive income (loss)	949	(618)	131
Comprehensive income	7,895	6,506	6,384
Comprehensive (income) loss attributable to noncontrolling interests	(32)	(28)	(35)
Comprehensive income attributable to U.S. Bancorp	$ 7,863	$ 6,478	$ 6,349